Restricted cash and other non-current assets - Summary of Restricted Cash and Other Non-current Assets (Details) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021
Restricted cash
Lease deposits and guarantees	€ 53	€ 51
Other	2	1
Other non-current assets	23	25
Total	€ 78	€ 77